Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment	$ 51,799,481	$ 1,691,688	$ 48,945,756	$ 48,604,160
Right-of-use assets	1,304,020	42,587	1,468,040	1,114,950
Investment properties	1,091,879	35,659	1,107,014	751,047
Intangible assets amortization	3,906,483	127,579	3,931,079	4,054,120
Depreciation and amortization	58,101,863	1,897,513	55,451,889	54,524,277
Depreciation expense	54,195,380	1,769,934	51,520,810	50,470,157
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,433,492	79,474	2,465,837	2,443,870
Depreciation expense	49,701,740	1,623,179	47,894,701	46,880,267
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,472,991	48,105	1,465,242	1,610,250
Depreciation expense	$ 4,493,640	$ 146,755	$ 3,626,109	$ 3,589,890